Form N-1A Supplement	Sep. 01, 2026
Twin Oak Strategic Solutions ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

THE RBB FUND TRUST

Twin Oak Strategic Solutions ETF (the “Fund”)

 (CBOE BZX: TOS)

Supplement dated September 1, 2026

to the Summary Prospectus, Statutory Prospectus and Statement of Additional
Information (“SAI”) dated December 15, 2025, as supplemented on January 22, 2026

This supplement serves as notification of the following changes effective as of September 1, 2026:

1.	The Fund may now invest in international securities as part of its principal investment strategies.

a.	The second sentence of the Principal Investment Strategies section in the Summary Section of the Fund’s Prospectus and the Summary Prospectus is replaced with the following:

The Fund seeks to achieve its investment objective by investing in domestic and international equity securities (e.g. common and preferred stock) of all market capitalizations.

b.	The following are added to the Principal Investment Risks in the Summary Section of the Fund’s Prospectus and the Summary Prospectus.